Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Schedule Of Share Of Capital By Subsidiary

		At Inter Platform Level(*)	At Banco Inter Level(*)
	Share in the capital (%)
Entity	Branch of Activity	12/31/2021	12/31/2020
Direct subsidiary
Inter Holding Financeira S.A.	Holding Company	100.0%	0.0%
Indirect subsidiaries
Banco Inter S.A.	Bank	31.4%	0.0%
Inter Distribuidora de Títulos e Valores Mobiliários Ltda.	TVM Distributor	30.9%	98.3%
Inter Digital Corretora e Consultoria de Seguros Ltda.	Insurance broker	18.8%	60.0%
Inter Marketplace Ltda.	Marketplace	31.4%	99.9%
Inter Asset Holding S.A.	Asset management	22.0%	70.0%
Inter Titulos Fundo de Investimento	Investment Fund	30.7%	96.5%
BMA Inter Fundo De Investimento Em Direitos Creditórios Multissetorial	Investment Fund	28.3%	81.2%
TBI Fundo De Investimento Renda Fixa Credito Privado	Investment Fund	31.4%	100.0%
TBI Fundo De Investimento Crédito Privado Investimento Exterior	Investment Fund	31.4%	0.0%
IM Designs Desenvolvimento de Software Ltda.	Provision services	15.7%	0.0%
Acerto Cobrança e Informações Cadastrais S.A.	Provision services	18.9%	0.0%
Inter Asset Gestão de Recursos Ltda	Asset management	22.0%	0.0%
Inter Café Ltda.	Provision services	31.4%	0.0%
Inter Boutiques Ltda.	Provision services	31.4%	0.0%
Inter Food Ltda.	Provision services	22%	70%

(*)Variations on the percentages presented above are related to the reorganization stated in Note 1. Interest in share capital presented as of December 31, 2020 consider Banco Inter level as the parent company, while Interest in share capital presented as of December 31, 2021 considers InterPlatform as the parent company .

Schedule Of Selected Financial Information By Subsidiary

	Assets			Liabilities			Equity			Ohter comprehensive income			Revenue			Profit/ loss year			Dividends paids
	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019	2021	2020	2019	2021	2020	2019	12/31/2021	12/31/2020	12/31/2019
Direct subsidiary
Inter Holding Financeira S.A.	2,670,530	—	—	14,405	—	—	2,656,124	—	—		—	—	19,626	—	—	(6,069)	—	—	—	—	—
Indirect subsidiaries
Banco Inter S.A.	36,433,640	19,766,642	10,062,373	27,945,001	16,463,954	7,861,356	8,488,640	3,302,688	2,201,017	(212,195)	37,056	1,562	3,208,747	1,471,926	1,102,869	34,625	(7,197)	78,881	(41,491)	(39,949)	(51,252)
Inter Distribuidora de Títulos e Valores Mobiliários Ltda.	368,212	75,900	43,317	317,647	46,595	11,725	50,565	29,303	31,592	—	—	—	87,936	36,894	21,904	21,222	(2,254)	7,196	—	—	—
Inter Digital Corretora e Consultoria de Seguros Ltda.	124,671	81,289	11,095	69,890	45,773	4,814	54,781	35,516	6,281	—	—	—	88,846	43,215	20,940	64,761	29,235	11,527	(35,647)	—	—
Inter Marketplace Ltda.	231,051	69,383	4,885	90,756	47,957	14	140,295	21,426	4,871	—	—	—	235,551	63,998	15	118,550	16,555	(130)	—	—	—
Inter Asset Holding S.A.	7,148	5,829	4,980	3,098	2,418	118	4,050	3,411	4,862	—	—	—	8,835	5,457	10,331	6,833	3,763	(139)	—	—	—
Inter Titulos Fundo de Investimento	50,195	49,870	56,198	304	156	792	49,891	49,714	55,406	—	—	—	21,786	24,164	11,250	2,557	(5,136)	5,405	—	—	—
BMA Inter Fundo De Investimento Em Direitos Creditórios Multissetorial	389,497	170,653	—	1,339	1,169	—	388,158	169,484	—	—	—	—	42,561	7,722	—	32,688	5,999	—	—	—	—
TBI Fundo De Investimento Renda Fixa Credito Privado	443,843	204,835	—	154	3,239	—	443,689	201,596	—	—	—	—	125,238	7,360	—	21,508	696	—	—	—	—
TBI Fundo De Investimento Crédito Privado Investimento Exterior	14,725	—	—	63	—	—	14,662	—	—	—	—	—	325	—	—	(337)	—	—	—	—	—
IM Designs Desenvolvimento de Software Ltda.	6,145	—	—	573	—	—	5,572	—	—	—	—	—	3,777	—	—	(125)	—	—	—	—	—
Acerto Cobrança e Informações Cadastrais S.A.	18,862	—	—	1,815	—	—	17,047	—	—	—	—	—	10,220	—	—	(4,025)	—	—	—	—	—
Inter Asset Gestão de Recursos Ltda	7,128	—	—	3,097	—	—	4,031	—	—	—	—	—	14,131	12,748	—	8,182	—	—	—	—	—
Inter Café Ltda.	553	—	—	1,187	—	—	(634)	—	—	—	—	—	2,080	—	—	(702)	—	—	—	—	—
Inter Boutiques Ltda.	2,198	—	—	1,822	—	—	377	—	—	—	—	—	2,202	—	—	599	—	—	—	—	—
Inter Food Ltda.	2,729	—	—	333	—	—	2,396	—	—	—	—	—	2,266	—	—	398	—	—	—	—	—

Schedule Of Useful Lives Of Property And Equipment

Description	Estimated useful lives
Buildings, furniture and equipment	10 years
Data Processing system	5 years

Schedule Of Intangible Assets Useful Lives

Customer relationships	5 years
Internally developed software	3 to 5 years

Meu Acerto
Disclosure of detailed information about business combination [line items]
Schedule Of Identifiable Assets Acquired And Liabilities Assumed In Business Combination

Financial instruments	20,212
Other financial assets	2,257
Property and equipment	499
Intangible	13,208
Loan and onlending liabilities	(1,455)
Other liabilities	(1,977)
Total identifiable net assets acquired	32,755

Schedule Of Goodwill Resulting From Acquisition

Consideration transferred	45,000
Interest of non-controlling shareholders, based on the pro-rata interest on the assets acquired and liabilities assumed	13,053
Net assets	(32,755)
Goodwill	25,298

Inter Asset Holding S.A.
Disclosure of detailed information about business combination [line items]
Schedule Of Identifiable Assets Acquired And Liabilities Assumed In Business Combination

Cash and cash equivalents	2,021
Trade receivables	1,628
Other assets	1,040
Property and equipment	508
Liabilities	(2,008)
Customer Relationships	13,344
Total identifiable net assets acquired	16,533

Schedule Of Goodwill Resulting From Acquisition

Consideration transferred	49,000
Non-controlling interest (NCI), based on their proportionate interest in the recognised amounts of the assets and liabilities of Inter Asset Holding	4,960
Identifiable Net assets	(16,533)
Goodwill	37,427